Average Annual Total Returns{- Fidelity Freedom Index 2040 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2040 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1907 Past 1 year	F1907 Past 5 years	F1907 Past 10 years
Total	16.45%	12.43%	9.43%	15.75%	11.05%	8.47%	9.98%	9.64%	7.48%	18.40%	15.22%	13.88%	16.54%	12.56%	10.46%